RELATED PARTY TRANSACTIONS (Related Party transactions) (Details) - Loto Interactive Information Technology (Shenzhen) Limited [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount	¥ 354	$ 54	¥ 538	¥ 0
Expense paid amount	111	17
Interest on loans [Member]
RELATED PARTY TRANSACTIONS
Amount	137	21	218	0
Service management [Member]
RELATED PARTY TRANSACTIONS
Amount	¥ 217	$ 33	¥ 320	¥ 0